Cash and cash equivalents - Schedule of Cash and Cash Equivalents Held in U.S. dollar and Euros (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 2,948	$ 20,202	$ 8,288	$ 12,329
U.S. dollar denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	1,343	19,122	7,352
Euro denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	1,503	949	826
GBP denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	30	23	15
SGP denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	16	53	31
NIS denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	11	36	25
RMB denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	21	2	18
Other currencies denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 24	$ 17	$ 21